Other Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Income [Abstract]
Components of Other Income

The components of other income for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2012	2011
ATM and check card fees	$413	$353
Wire transfer fees	84	89
Safe deposit box fees	58	55
Other income	172	174
Total other income	$727	$671